Share based payments - Category (Details) - EquityInstruments	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subscription rights plans
Total rights outstanding	10,810,856	8,579,837	6,929,111	5,541,117
Members of the Board of Directors
Subscription rights plans
Total rights outstanding	75,000	157,560	157,560
Members of the Executive Committee
Subscription rights plans
Total rights outstanding	1,864,000	1,965,000	2,101,874
Personnel
Subscription rights plans
Total rights outstanding	8,871,856	6,457,277	4,669,677